Notes receivable, noncurrent (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Notes Receivable, Noncurrent - Schedule of Notes Receivable, Noncurrent

Notes receivable, noncurrent consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Long-term receivable from, and loan, to shareholders	187	144
Long-term receivable from, and loan to, other related parties	3	39
Total notes receivable, noncurrent	190	183